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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083
                                   -----------

       Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           -----------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-687-5200
                                 --------------

                         Date of fiscal year end: 12/31
                                      -----

                        Date of reporting period: 9/30/05
                                    ---------

ITEM 1.  Schedule of Investments.


WORLDWIDE EMERGING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
9/30/2005 (UNAUDITED)

             COUNTRY                 NO. OF SHARES                          SECURITIES                             VALUE
-------------------------------------------------------------------------------------------------------------------------------

ARGENTINA: 2.3%
                                        235,000       Inversiones y Representaciones S.A.
                                                                 (Sponsored GDR) +                                 $ 2,831,750
                                         19,000       Tenaris S.A.  (ADR)                                            2,618,960
                                                                                                              -----------------
                                                                                                                     5,450,710
                                                                                                              -----------------

BRAZIL: 6.0%
                                      1,443,973       Investimentos Itau S.A.                                        4,156,715
                                         55,000       Gol Linhas Aereas Inteligentes S.A. (ADR)                      1,784,750
                                        115,000       Petroleo Brasileiro S.A. (Sponsored ADR)                       8,221,351
                                                                                                              -----------------
                                                                                                                    14,162,816
                                                                                                              -----------------

CHINA: 4.9%
                                      1,030,000       China International Marine Containers
                                                                 Co. Ltd.(Class B)                                   1,034,335
                                      2,500,000       China Mengnui Dairy Co Ltd #                                   2,061,714
                                      2,370,000       CNOOC Ltd. #                                                   1,720,607
                                      1,000,000       Dongfang Electrical Machinery Co. Ltd. #                       1,098,156
                                         85,000       The9 Ltd.  (ADR) +  #                                          1,605,650
                                      1,955,000       Weiqiao Textile Co.  #                                         2,576,244
                                        650,000       Wumart Stores, Inc. #                                          1,402,108
                                                                                                              -----------------
                                                                                                                    11,498,814
                                                                                                              -----------------

EGYPT: 0.5%
                                         25,000       Orascom Telecom Holding SAE                                    1,175,000
                                                                                                              -----------------

HONG KONG: 5.6%
                                      3,520,000       Chen Hsong Holdings Ltd.  #                                    1,873,206
                                      1,605,000       Kingboard Chemical Holdings Ltd. #                             4,005,819
                                        750,000       Lifestyle International Holdings Ltd. #                        1,196,889
                                      7,932,000       Media Partners International
                                                                 Holdings, Inc. +                                    1,114,540
                                        440,000       Midland Holdings Ltd. #                                          256,343
                                      1,895,000       Techtronic Industries Co. Ltd. #                               4,858,278
                                                                                                              -----------------
                                                                                                                    13,305,075
                                                                                                              -----------------

HUNGARY: 0.4%
                                         25,000       OTP Bank Rt. #                                                   982,928
                                                                                                              -----------------

INDIA: 3.7%
                                         35,000       Bharat Electronics Ltd.                                          676,948
                                         50,000       Jet Airways India Ltd                                          1,270,220
                                        360,000       Mahindra & Mahindra Ltd. #                                     3,099,793
                                        140,000       Reliance Industries Ltd. #                                     2,528,945
                                         95,955       Satyam Computer Services Ltd. #                                1,224,411
                                                                                                              -----------------
                                                                                                                     8,800,317
                                                                                                              -----------------

INDONESIA: 2.2%
                                      1,250,000       PT Astra International Tbk #                                   1,186,846
                                     46,000,000       PT Berlian Laju Tanker Tbk #                                   3,979,252
                                                                                                              -----------------
                                                                                                                     5,166,098
                                                                                                              -----------------

ISRAEL: 1.8%
                                         66,000       Lipman Electronic Engineering Ltd. (USD) +                     1,386,660
                                         65,000       Nice Systems Ltd. (ADR) +                                      2,936,700
                                                                                                              -----------------
                                                                                                                     4,323,360
                                                                                                              -----------------

MALAYSIA: 1.4%
                                        895,000       MAA Holdings BHD                                               1,078,084
                                        132,920       Multi-Purpose Holdings BHD Rights
                                                                 (MYR 1.00, expiring 2/26/09) +                          8,111
                                        795,000       Transmile Group BHD  #                                         2,236,120
                                                                                                              -----------------
                                                                                                                     3,322,315
                                                                                                              -----------------

MEXICO: 4.6%
                                      2,350,000       Cintra, S.A. de C.V. +                                         1,747,699
                                        720,000       Consorcio ARA, S.A. de C.V.                                    2,737,566
                                        798,500       Corporacion GEO, S.A. de C.V. (Series B) +                     2,486,730
                                         70,000       Grupo Industrial Saltillo, S.A. de C.V.                           80,236
                                        400,000       Grupo Modelo, S.A. de C.V. (Series C)                          1,294,041
                                        495,000       Wal-Mart de Mexico, S.A. de C.V. (Series V)                    2,523,547
                                                                                                              -----------------
                                                                                                                    10,869,819
                                                                                                              -----------------

PHILIPPINES: 1.8%
                                         82,000       Philippine Long Distance Telephone                             2,496,900
                                                                 Co. (Sponsored ADR)
                                        446,400       SM Investments Corp. #                                         1,739,037
                                                                                                              -----------------
                                                                                                                     4,235,937
                                                                                                              -----------------

             COUNTRY                 NO. OF SHARES                          SECURITIES                             VALUE
-------------------------------------------------------------------------------------------------------------------------------

POLAND: 0.0%
                                             64       LPP S.A. +  #                                                     18,391
                                                                                                              -----------------

RUSSIA: 4.8%
                                        285,000       AO Ritek (USD) + #                                             1,868,950
                                        150,000       LUKOIL  (Sponsored ADR)                                        8,662,501
                                          5,000       Vismpo-Avisma Corp. (USD)  #                                     870,018
                                                                                                              -----------------
                                                                                                                    11,401,469
                                                                                                              -----------------

SINGAPORE: 3.9%
                                      2,400,000       Citiraya Industries Ltd. + #                                        -
                                      1,800,000       Ezra Holdings Ltd. #                                           1,726,025
                                      2,151,000       First Engineering Ltd. #                                       1,668,751
                                        250,000       Goodpack Ltd. #                                                  245,635
                                         31,250       Goodpack Ltd. Warrants
                                                                 (SGD 1.00, expiring 4/13/07) + #                       11,081
                                      5,887,200       Noble Group Ltd. #                                             5,545,017
                                                                                                              -----------------
                                                                                                                     9,196,509
                                                                                                              -----------------

SOUTH AFRICA: 8.4%
                                        716,000       African Bank Investments Ltd. #                                2,393,837
                                         80,000       Barloworld Ltd.  #                                             1,463,212
                                        240,000       Bidvest Group Ltd. #                                           3,481,660
                                         17,492       City Lodge Hotels Ltd. #                                         105,587
                                      2,269,200       FirstRand Ltd. #                                               6,053,100
                                         65,000       Naspers Ltd. #                                                 1,060,552
                                        120,000       SABMiller PLC  #                                               2,357,218
                                        115,775       Sun International Ltd                                          1,428,422
                                        750,000       Woolworths Holdings Ltd. #                                     1,543,546
                                                                                                              -----------------
                                                                                                                    19,887,134
                                                                                                              -----------------

SOUTH KOREA: 21.1%
                                         19,200       Cheil Communications, Inc. #                                   3,683,745
                                         25,000       Hyundai Mipo Dockyard  #                                       1,795,925
                                         84,500       Hyundai Mobis #                                                6,948,819
                                         57,000       Hyundai Motor Co.  #                                           4,466,425
                                        279,022       Insun ENT Co., Ltd. #                                          3,727,300
                                         80,000       Kookmin Bank #                                                 4,738,331
                                        120,000       Kumho Industrial Co., Ltd. #                                   2,222,363
                                        150,000       Paradise Industry Co., Ltd. #                                    659,710
                                         15,300       POSCO (Sponsored ADR)                                            865,368
                                         15,450       Samsung Electronics Co., Ltd. #                                8,750,599
                                        153,000       SFA Engineering Corp. #                                        3,807,729
                                          5,550       Shinsegae Co., Ltd. #                                          2,059,676
                                          7,400       SK Telecom Co., Ltd. #                                         1,444,181
                                         55,000       STX Shipbuilding Co., Ltd. #                                   1,242,747
                                         13,755       STX Shipbuilding Co., Ltd. Rights
                                                                 (KRW 15,110, expiring 10/14/05) + #                   111,626
                                        266,955       Taewoong Co., Ltd. #                                           3,691,032
                                                                                                              -----------------
                                                                                                                    50,215,576
                                                                                                              -----------------

TAIWAN: 12.4%
                                      1,804,751       Advantech Co., Ltd. #                                          4,519,567
                                      2,700,000       Asia Vital Components Co., Ltd. #                              1,451,630
                                      1,008,500       Basso Industry Corp. #                                         2,384,725
                                      1,562,563       Career Technology (MFG.) Co., Ltd. #                           1,878,263
                                        250,000       Catcher Technology Co Ltd #                                    1,817,779
                                        330,000       Foxconn Technology Co., Ltd. #                                 1,387,325
                                        755,090       Gemtek Technology Corp.  #                                     1,198,923
                                        150,000       High Tech Computer Corp. #                                     1,841,207
                                      1,045,103       HON HAI Precision Industry Co., Ltd. #                         4,887,024
                                      3,000,000       King Yuan Electronics Co., Ltd. #                              2,247,756
                                        120,000       MediaTek, Inc. #                                               1,136,179
                                        510,744       Novatek Microelectronics Corp., Ltd. #                         2,238,415
                                        713,000       Tong Yang Industry Co. Ltd. #                                    857,594
                                        324,000       Tsann Kuen Enterprise Co.  #                                     519,981
                                      1,668,849       Yuanta Core Pacific Securities Co.  #                          1,070,827
                                                                                                              -----------------
                                                                                                                    29,437,195
                                                                                                              -----------------

THAILAND: 3.8%
                                      9,250,000       Asian Property Development PCL                                   815,812
                                        605,000       Bangkok Bank PCL  #                                            1,553,473
                                      2,150,000       Bumrungrad Hospital PCL                                        1,375,015
                                      6,271,650       Minor International PCL                                          863,316
                                      2,150,000       Shin Corp. PCL                                                 2,147,643
                                        395,000       Siam Cement PCL (NVDR) +  #                                    2,259,970
                                                                                                              -----------------
                                                                                                                     9,015,229
                                                                                                              -----------------

TURKEY: 2.0%
                                        210,000       Enka Insaat ve Sanayi A.S.  #                                  2,293,274
                                        472,499       Haci Omer Sabanci Holding A.S.  #                              2,437,440
                                                                                                              -----------------
                                                                                                                     4,730,714
                                                                                                              -----------------
TOTAL COMMON STOCKS: 91.6%
(Cost: $150,332,963)                                                                                               217,195,406
                                                                                                              -----------------

PREFERRED STOCKS:
BRAZIL: 3.9%                         50,000,000       AES Tiete S.A.                                                 1,033,540
                                      2,975,000       Caemi Mineracao e Metalurgia S.A.                              4,695,543
                                         48,000       Cia Vale de Rio Doce (ADR)                                     1,867,680
                                         77,600       Petroleo Brasileiro S.A.                                       1,240,445
                                        125,000       Randon Participacoes S.A.                                        364,317
                                                                                                              -----------------
TOTAL PREFERRED STOCKS: 3.9%
(Cost: $3,863,917)                                                                                                   9,201,525
                                                                                                              -----------------




                                                      Date of
SHORT-TERM OBLIGATIONS: 4.1%                          Maturity                  Coupon                             VALUE
                                                      -------------------------------------------------------------------------


Repurchase Agreement: Purchased on
9/30/05; Maturity value $9,844,584 (with
State Street Bank & Trust Co.,
collateralized by $9,650,000 Federal Home
Loan Banks 5.80% due 9/2/08 with a value
of $10,043,344)
(Cost: $9,842,000)                                    10/03/05                     3.15%                             9,842,000
                                                                                                              -----------------

TOTAL INVESTMENTS: 99.6%
(Cost: $164,038,880)                                                                                               236,238,931
Other assets less liabilities: 0.4%                                                                                    908,728
                                                                                                              -----------------
NET ASSETS: 100.0%                                                                                            $    237,147,659
                                                                                                              =================

Glossary:
ADR - American Depositary Receipt
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt

----------------------------------

+ Non-income producing
# Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $158,804,908, which represented 67.0% of net assets.

                                                      % OF NET
SUMMARY OF INVESTMENTS BY INDUSTRY                     ASSETS
------------------------------------------------      --------
Advertising                                             2.0%
Apparel                                                 1.1%
Auto Parts & Equipment                                  7.0%
Banks                                                   6.7%
Chemicals                                               2.8%
Commercial Services                                     1.0%
Diversified                                             7.4%
Diversified Financial Services                          1.5%
Electronics                                             8.8%
Energy                                                  1.2%
Engineering And Construction                            1.9%
Environmental Control                                   1.6%
Food and Beverages                                      2.4%
Hand/Machine Tools                                      3.8%
Healthcare                                              0.6%
Home Appliances                                         0.2%
Home Builders                                           3.5%
Hotels and Motels                                       0.9%
Insurance                                               0.5%
Iron/Steel                                              1.5%
Machinery - Diversified                                 2.1%
Media                                                   0.4%
Metal Fabricate/Hardware                                2.7%
Mining                                                  2.8%
Miscellaneous Manufacturing                             0.7%
Oil & Gas                                               8.4%
Packaging & Containers                                  0.4%
Real Estate                                             2.0%
Retail                                                  3.8%
Shipbuilding                                            1.3%
Technology                                              5.3%
Telecommunications                                      3.6%
Transportation                                          5.5%
Short Term Obligations                                  4.2%
Other assets less liabilities                           0.4%
                                                      -------
                                                      100.0%
                                                      =======

SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ Stock Market using the NASDAQ official close price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign market and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of the securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Emerging Markets Fund


By Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date: November 28, 2005
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer,
     Worldwide Emerging Markets Fund
     --------------------------------------------------

Date: November 28, 2005
      -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer,
     Worldwide Emerging Markets Fund
     ---------------------------------------------------

Date: November 28, 2005
      -----------------